SUBSEQUENT EVENTS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 01, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Goodwill, Impairment Loss	$ 82,300			$ 92,743	$ 2,241
FL Mobile [Member]
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, Revenue				175,529
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent				32,363
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest				12,560
Beijing Showself [Member]
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, Revenue				110,699
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent				9,535
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest				4,593
FL Mobile and Showself [Member]
Subsequent Event [Line Items]
Gain (Loss) on Disposition of Stock in Subsidiary				$ 317,000
Tongfang Investment Fund Series SPC [Member]
Subsequent Event [Line Items]
Percentage of equity interests acquired		63.00%
Subsequent Event [Member] | Management [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 101,000
Sale of Stock, Number of Shares Issued in Transaction | shares		96,000,000
Subsequent Event [Member] | Launcher [Member]
Subsequent Event [Line Items]
Percentage of equity interests acquired			9.38%
Payments to Acquire Businesses, Gross | ¥			¥ 25,450
Equity Method Investment, Ownership Percentage			60.38%
Subsequent Event [Member] | Tongfang Investment Fund Series SPC [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Other		$ 100,800
Subsequent Event [Member] | Tongfang Investment Fund Series SPC [Member] | Class A Common Shares [Member]
Subsequent Event [Line Items]
Common Stock, Value, Subscriptions		$ 100,000
Sale of Stock, Price Per Share | $ / shares		$ 1.05
Subsequent Event [Member] | Tongfang Investment Fund Series SPC [Member] | ADS [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share | $ / shares		$ 5.25